Interim Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance, value at Dec. 31, 2021		$ 128,209	$ (79,804)	$ 48,405	$ 228	$ 48,633
Balance, shares at Dec. 31, 2021	322,652,016
Exercise of options		4		4		4
Exercise of options, shares	7,540
Share-based payment		1,597		1,597	225	1,822
Share-based payment, shares	320,000
Net loss			(21,676)	(21,676)		(21,676)
Balance, value at Dec. 31, 2022		129,810	(101,480)	28,330	453	28,783
Balance, shares at Dec. 31, 2022	322,979,556
Share-based payment		643		643	114	757
Share-based payment, shares
Net loss			(10,651)	(10,651)		(10,651)
Balance, value at Jun. 30, 2023		$ 130,453	$ (112,131)	$ 18,322	$ 567	$ 18,889
Balance, shares at Jun. 30, 2023	322,979,556